SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of property, equipment and software estimated useful lives

Property, equipment and software are stated at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 years
Furniture and office equipment	5 years
Software	2-10 years
Building	35-37 years

Leasehold improvement	Shorter of the lease term or estimated economic life

Summary of land use rights, net	Land use rights are recorded at cost and amortized on a straight line basis over the term of the land certificates, as follows:

Category	Estimated useful life
Land use right	37 years

Summary of amortization periods by intangible asset classes	The estimated useful lives of intangible assets are as follows:

Category	Estimated useful life
Student base	1.5-2 years
Trademark	3-10 years

Summary of disaggregated revenue by types

For the years ended December 31, 2019, 2020 and 2021, all of the Group’s revenues were generated in the PRC. Additionally, all of the revenues for the periods were recognized from contracts with customers. The following table provides information about disaggregated revenue by types, including a reconciliation of the disaggregated revenue with the Group’s reportable segment.

As a result of the Regulations previously disclosed, the Group changed its disaggregation of revenue to better disclose the performance of its business following its Business Restructuring. Non-K-12 academic subject tutoring services amounting to RMB378,265 and RMB871,856 in 2019 and 2020, previously included in online tutoring services, were reclassified to comprehensive tutoring services and others.

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues
- Online K-12 academic subject tutoring services	1,706,538	6,237,399	6,000,639
- Comprehensive tutoring services and others	408,317	887,345	561,108
Total net revenues	2,114,855	7,124,744	6,561,747

Summary of contract liabilities arising from contract with customers

The following table provides information about the Group's contract liabilities and refund liability arising from contract with customers.

	Year ended December 31,
	2020	2021
	RMB	RMB
Deferred revenue, current portion	2,724,614	986,993
Deferred revenue, non-current portion	9,125	9,225
	2,733,739	996,218
Refund liability	120,709	78,630